RELATED PARTIES - Founder Shares (Details)			1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 16, 2020 shares	Aug. 06, 2020 shares	Sep. 30, 2020 item $ / shares shares	Aug. 31, 2020 shares	Oct. 31, 2008 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	Nov. 10, 2020 shares	Oct. 06, 2020 shares	Dec. 31, 2019 $ / shares shares
Private Placement Warrants | Private Placement
Related Party Transaction [Line Items]
Price of warrant | $ / shares						$ 1.50
Number of warrants to purchase shares issued						12,224,134
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares outstanding						20,420,250	20,420,250				20,420,250
Common shares, par value (in dollars per share) | $ / shares						$ 0.00005	$ 0.00005				$ 0.00005
Maximum shares subject to forfeiture								1,142,250
Sponsor
Related Party Transaction [Line Items]
Number of shares issued			75,000
Ordinary shares outstanding	7,187,500
Purchase price, per unit | $ / shares			$ 65.25
Sponsor | Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued									890,800	11,333,334
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Number of warrants to purchase shares issued									890,800	11,333,334
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued					1
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued			25,000		1
Number of shares transferred for no consideration				1
Restrictions on transfer period of time after business combination completion							1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Ordinary shares outstanding	21,562,500
Number of independent directors | item			3
Surrendered founder shares	7,187,500
Holding of shares			25,000
Purchase price, per unit | $ / shares			$ 0.00087
Recapitalization ratio	1.33333
Founder Shares | Over-allotment option
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture									1,142,250
Founder Shares | Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares outstanding		28,750,000	75,000
Purchase price, per unit | $ / shares			$ 65.25
Recapitalization ratio		1.33333
Founder Shares | Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Shares subject to forfeiture								1,142,250
Restrictions on transfer period of time after business combination completion						1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days